Taxation - Schedule of Deferred Tax Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Temporary difference in accounts receivable recognition	$ 5,712	$ 5,570
Temporary difference in research and development costs	3,149	3,033
Accrued expense	402	391
Net operating loss carried forward	12,564	11,325
Share-based compensation	472	295
Allowance for credit losses	4,631	3,679
Total deferred tax assets	26,930	24,293
Valuation allowance	(15,575)	(13,840)	$ (11,820)
Deferred tax assets, net of valuation allowance	$ 11,355	$ 10,453